Investment property - Summary of investment property (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about investment property [line items]
Investment property	S/ 1,298,892	S/ 1,287,717	S/ 1,224,454	S/ 1,224,454	S/ 1,043,978
Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	441,855	444,554
Real Plaza Shopping Malls [Member]
Disclosure of detailed information about investment property [line items]
Investment property	28,991	43,728
Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	828,046	799,435
Level 3 of fair value hierarchy [member] | San Isidro – Lima | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 269,194	264,868
Investment Property year of Acquisition or Construction	2009 years
Investment Property Valuation Methodology	Appraisal
Level 3 of fair value hierarchy [member] | San Martín de Porres – Lima | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 77,970	88,182
Investment Property year of Acquisition or Construction	2015 years
Investment Property Valuation Methodology	Appraisal
Level 3 of fair value hierarchy [member] | Nuevo Chimbote | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 34,724	33,747
Investment Property year of Acquisition or Construction	2021 years
Investment Property Valuation Methodology	Appraisal
Level 3 of fair value hierarchy [member] | Santa Clara – Lima | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 27,229	26,352
Investment Property year of Acquisition or Construction	2017 years
Investment Property Valuation Methodology	Appraisal
Level 3 of fair value hierarchy [member] | Sullana | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 23,751	22,689
Investment Property year of Acquisition or Construction	2012 years
Investment Property Valuation Methodology	Appraisal
Level 3 of fair value hierarchy [member] | Talara | Real Plaza Shopping Malls [Member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 28,991	43,728
Investment Property year of Acquisition or Construction	2015 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Ate Vitarte - Lima | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 160,208	149,720
Investment Property year of Acquisition or Construction	2006 years
Investment Property Valuation Methodology	DCF/Appraisal
Level 3 of fair value hierarchy [member] | Piura | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 131,144	123,508
Investment Property Valuation Methodology	DCF/Appraisal
Level 3 of fair value hierarchy [member] | Piura | Buildings [member] | Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Investment Property year of Acquisition or Construction	2008 years
Level 3 of fair value hierarchy [member] | Piura | Buildings [member] | Top of range [member]
Disclosure of detailed information about investment property [line items]
Investment Property year of Acquisition or Construction	2020 years
Level 3 of fair value hierarchy [member] | Chorrillos – Lima | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 94,184	81,516
Investment Property year of Acquisition or Construction	2017 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Orquídeas - San Isidro - Lima | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 128,593	138,643
Investment Property year of Acquisition or Construction	2017 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Paseo Del Bosque | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 87,168	96,194
Investment Property year of Acquisition or Construction	2021 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Chimbote | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 47,054	45,069
Investment Property year of Acquisition or Construction	2015 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Maestro – Huancayo | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 34,978	32,342
Investment Property year of Acquisition or Construction	2017 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Cusco | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 28,167	27,513
Investment Property year of Acquisition or Construction	2017 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Panorama – Lima | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 22,136	20,669
Investment Property year of Acquisition or Construction	2016 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Trujillo | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 16,225	15,815
Investment Property year of Acquisition or Construction	2016 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Cercado de Lima – Lima | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 15,908	14,543
Investment Property year of Acquisition or Construction	2017 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Pardo y Aliaga – Lima | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 14,790	16,755
Investment Property year of Acquisition or Construction	2008 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Pardo (Vivanda) | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 12,903	4,004
Investment Property year of Acquisition or Construction	2021 years
Investment Property Valuation Methodology	DCF
Level 3 of fair value hierarchy [member] | Others | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 8,987	8,716
Investment Property Valuation Methodology	Appraisal / Cost
Level 3 of fair value hierarchy [member] | Others | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	S/ 34,588	S/ 33,144
Investment Property Valuation Methodology	DCF